Consolidated Credit Supported VIEs (Detail) (Credit Supported, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Assets	$ 14	$ 53
Liabilities	22	126
Available-for-sale
Variable Interest Entity [Line Items]
Assets	14	53
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Liabilities	22	126
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	24	104
Variable Interest Entity, Primary Beneficiary | Available-for-sale
Variable Interest Entity [Line Items]
Maximum loss exposure	14	53
Variable Interest Entity, Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 10	$ 51